OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Results by segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of operating segments [line items]
Revenue	$ 2,830.0	$ 2,704.5
After tax share in profit of equity accounted investees	42.4	51.7
Segment operating income	461.0	364.7
Operating segments
Disclosure of operating segments [line items]
Revenue	2,830.0	2,704.5
Depreciation and amortization expense, property, plant and equipment	120.8	122.8
Depreciation and amortization expense, intangible and other assets	78.8	89.1
Write-downs (reversals of write-downs) of inventories	3.4	4.0
Impairment loss (reversal of impairment loss) recognised in profit or loss, trade receivables	9.1	4.0
After tax share in profit of equity accounted investees	42.4	51.7
Segment operating income	461.0	400.2
Operating segments | Civil Aviation Training Solutions
Disclosure of operating segments [line items]
Revenue	1,629.7	1,556.9
Depreciation and amortization expense, property, plant and equipment	99.1	102.6
Depreciation and amortization expense, intangible and other assets	37.5	37.6
Write-downs (reversals of write-downs) of inventories	2.6	2.5
Impairment loss (reversal of impairment loss) recognised in profit or loss, trade receivables	9.2	3.6
After tax share in profit of equity accounted investees	31.4	39.6
Segment operating income	324.5	273.2
Operating segments | Defense and Security
Disclosure of operating segments [line items]
Revenue	1,085.1	1,036.9
Depreciation and amortization expense, property, plant and equipment	19.1	17.6
Depreciation and amortization expense, intangible and other assets	30.8	40.2
Write-downs (reversals of write-downs) of inventories	0.8	1.4
Impairment loss (reversal of impairment loss) recognised in profit or loss, trade receivables	0.0	0.0
After tax share in profit of equity accounted investees	11.0	12.1
Segment operating income	127.7	120.4
Operating segments | Healthcare
Disclosure of operating segments [line items]
Revenue	115.2	110.7
Depreciation and amortization expense, property, plant and equipment	2.6	2.6
Depreciation and amortization expense, intangible and other assets	10.5	11.3
Write-downs (reversals of write-downs) of inventories	0.0	0.1
Impairment loss (reversal of impairment loss) recognised in profit or loss, trade receivables	(0.1)	0.4
After tax share in profit of equity accounted investees	0.0	0.0
Segment operating income	$ 8.8	$ 6.6